Accrued Expenses and Other Current Liabilities	12 Months Ended
Aug. 31, 2021
Disclosure Text Block Supplement [Abstract]
Accrued Expenses and Other Current Liabilities
13.	Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of August 31,
	2020	2021	2021
	RMB	RMB	US$
Salary and welfare payable	612,570	533,691	82,610
Other taxes payable	12,230	-	-
Accrued expenses	150,671	279,448	43,256
Deposits from franchisees	16,249	7,201	1,115
Payables for leasehold improvement	36,363	-	-
Payables for long-term investments	4,412	-	-
Interest payable	20,631	12,731	1,971
Others	35,929	35,393	5,477
	889,055	868,464	134,429